Transactions and Balances with Related Parties (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Transactions and Balances with Related Parties (Details) [Line Items]
Amount of related parties		$ 48	₪ 52
Balances of InterCure Ltd's shares total	$ 2,411	$ 2,273
Rent expense	$ 20
Company's share in the shares of InterCure Ltd	1.76%	1.94%
Linked to NIS [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Amount of related parties | ₪				₪ 19